UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Partners
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-11263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     July 29, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $88,157 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CEVA INC                       COMMON STOCK     157210105     4957   845913 SH       SOLE                   845913        0        0
CITRIX SYSTEMS INC COM         COMMON STOCK     177376100     9392   433609 SH       SOLE                   433609        0        0
DSP GROUP INC COM              COMMON STOCK     23332B106    12397   519372 SH       SOLE                   519372        0        0
EMBARCADERO COM STK            COMMON STOCK     290787100     1348   240356 SH       SOLE                   240356        0        0
FLEXTRONICS INTL LTD USD SHS   COMMON STOCK     Y2573F102     2439   184600 SH       SOLE                   184600        0        0
FOUNDRY NETWORKS INC COM       COMMON STOCK     35063R100      862   100000 SH       SOLE                   100000        0        0
KEYNOTE SYSTEMS COM STK        COMMON STOCK     493308100     6699   574056 SH       SOLE                   574056        0        0
MARVELL TECH GP                COMMON STOCK     G5876H105    24484   644834 SH       SOLE                   644834        0        0
PC TEL INC COM STK             COMMON STOCK     69325Q105     9221  1177628 SH       SOLE                  1177628        0        0
QLOGIC CORP COM                COMMON STOCK     747277101    14960   484600 SH       SOLE                   484600        0        0
VA SOFTWARE CORP COM STK       COMMON STOCK     91819B105     1398   822633 SH       SOLE                   822633        0        0